Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001272950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2018
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018
RBC Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase. The Russell 2000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2,000 companies with lower price-to-book ratios and lower forecasted growth values. As of December 31, 2017, the market capitalization range for the Russell 2000® Value Index was approximately $23 million to $8.9 billion.

The Advisor uses a disciplined, bottom-up approach to select stocks for the Fund’s portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, near-term profitability improvement potential, financial strength, management strength and low valuation. The Fund normally invests for the long-term, but may sell a security at any time the Advisor considers the security to be overvalued or otherwise unfavorable. The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies.

The Fund may invest in the aggregate up to 20% of its assets in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political, environmental and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns of Class R6 shares may be different than the returns of Class I shares shown in the bar chart and performance table because expenses of the two classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows before and after-tax returns for Class I shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance Table

The table below shows before and after-tax returns for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of Class I is December 3, 2014 and of Class R6 is November 21, 2016. Performance shown for Class R6 shares prior to its inception date is based on the performance of Class I shares, adjusted to reflect the fees and expenses of Class R6 shares.

RBC Small Cap Value Fund | Russell 2000® Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Past Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	10.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2014
RBC Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%	[1]
One Year	rr_ExpenseExampleYear01	$ 98
Three Years	rr_ExpenseExampleYear03	357
Five Years	rr_ExpenseExampleYear05	637
Ten Years	rr_ExpenseExampleYear10	$ 1,433
Past Year	rr_AverageAnnualReturnYear01	10.80%
Since Inception	rr_AverageAnnualReturnSinceInception	13.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2014
RBC Small Cap Value Fund | Class I | Classes
Risk/Return:	rr_RiskReturnAbstract
Bar Chart [Heading]	rr_BarChartHeading	RBC Small Cap Value Fund – Class I Annual Total Returns
Annual Return 2015	rr_AnnualReturn2015	(2.10%)
Annual Return 2016	rr_AnnualReturn2016	31.85%
Annual Return 2017	rr_AnnualReturn2017	10.80%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for the RBC Small Cap Value Fund – Class I:
	Quarter	Year	Returns
Best quarter:	Q4	2016	13.34%
Worst quarter:	Q3	2015	(8.64)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.64%)
RBC Small Cap Value Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	9.94%
Since Inception	rr_AverageAnnualReturnSinceInception	12.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2014
RBC Small Cap Value Fund | Class I | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	6.53%
Since Inception	rr_AverageAnnualReturnSinceInception	10.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2014
RBC Small Cap Value Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1],[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[1]
One Year	rr_ExpenseExampleYear01	$ 93
Three Years	rr_ExpenseExampleYear03	378
Five Years	rr_ExpenseExampleYear05	684
Ten Years	rr_ExpenseExampleYear10	$ 1,554
Past Year	rr_AverageAnnualReturnYear01	10.92%
Since Inception	rr_AverageAnnualReturnSinceInception	13.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 21, 2016

[1]	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual operating expense limits and the elimination of the administration fee that became effective on October 2, 2017.
[2]	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.95% of the Fund’s average daily net assets for Class I shares and 0.90% for Class R6 shares. This expense limitation agreement is in place until January 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.